GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Australia – 8.1%
3,336	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$ 70,370
66,716	ANZ Group Holdings Ltd. (Banks)	1,402,098
65,815	APA Group (Gas Utilities)	352,224
4,390	ASX Ltd. (Capital Markets)	193,622
34,810	Aurizon Holdings Ltd. (Ground Transportation)	84,685
52,372	BHP Group Ltd. (Metals & Mining)	1,625,949
36,463	Coles Group Ltd. (Consumer Staples Distribution & Retail)	454,566
5,498	Commonwealth Bank of Australia (Banks)	512,830
24	CSL Ltd. (Biotechnology)	4,741
88,181	Fortescue Ltd. (Metals & Mining)	1,243,756
11,819	Goodman Group (Industrial REITs)	301,491
177,915	Medibank Pvt Ltd. (Insurance)	448,871
95,333	National Australia Bank Ltd. (Banks)	2,468,201
80,305	Origin Energy Ltd. (Electric Utilities)	556,280
416	Rio Tinto Ltd. (Metals & Mining)	36,793
8,669	Sonic Healthcare Ltd. (Health Care Providers & Services)	163,053
87,626	Transurban Group (Transportation Infrastructure)	791,708
12,492	Wesfarmers Ltd. (Broadline Retail)	606,622
33,742	Westpac Banking Corp. (Banks)	737,347
60,542	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	1,043,577

		13,098,784

Austria – 0.2%
7,260	OMV AG (Oil, Gas & Consumable Fuels)	310,584

Belgium – 0.6%
13,960	Ageas SA (Insurance)	744,893
10,234	Warehouses De Pauw CVA (Industrial REITs)	273,092

		1,017,985

China(a) – 0.1%
90,400	ESR Group Ltd. (Real Estate Management & Development)	143,707

Denmark – 2.7%
4,380	Coloplast AS Class B (Health Care Equipment & Supplies)	570,913
1	Danske Bank AS (Banks)	30
29,710	Novo Nordisk AS Class B (Pharmaceuticals)	3,523,948
2,108	Tryg AS (Insurance)	49,991
9,993	Vestas Wind Systems AS* (Electrical Equipment)	219,883

		4,364,765

Shares	Description	Value

Common Stocks – (continued)
Finland – 2.1%
20,276	Kesko OYJ Class B (Consumer Staples Distribution & Retail)	$ 432,580
16,878	Kone OYJ Class B (Machinery)	1,009,667
28,499	Metso OYJ (Machinery)	304,723
647	Neste OYJ (Oil, Gas & Consumable Fuels)	12,570
106,332	Nordea Bank Abp (Banks)	1,254,689
8,662	Orion OYJ Class B (Pharmaceuticals)	474,584
3	Stora Enso OYJ Class R (Paper & Forest Products)	38

		3,488,851

France – 11.9%
3,522	Airbus SE (Aerospace & Defense)	515,467
14,223	Amundi SA(a) (Capital Markets)	1,063,124
36,191	AXA SA (Insurance)	1,393,238
29,137	BNP Paribas SA (Banks)	1,999,429
21,873	Bouygues SA (Construction & Engineering)	732,114
1,425	Capgemini SE (IT Services)	307,658
113,231	Credit Agricole SA (Banks)	1,731,627
12,806	Danone SA (Food Products)	932,782
9,273	Dassault Systemes SE (Software)	368,331
1	Edenred SE (Financial Services)	38
108,433	Engie SA (Multi-Utilities)	1,875,044
18,051	Getlink SE (Transportation Infrastructure)	321,969
120	Hermes International SCA (Textiles, Apparel & Luxury Goods)	295,482
974	Kering SA (Textiles, Apparel & Luxury Goods)	280,368
1,005	La Francaise des Jeux SAEM(a) (Hotels, Restaurants & Leisure)	41,355
1,669	L’Oreal SA (Personal Products)	748,608
3,497	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,681,764
14,431	Orange SA (Diversified Telecommunication Services)	165,558
3,671	Pernod Ricard SA (Beverages)	555,394
2,275	Rexel SA (Trading Companies & Distributors)	65,945
10,227	Sanofi SA (Pharmaceuticals)	1,177,528
548	Sartorius Stedim Biotech (Life Sciences Tools & Services)	114,739
1,743	Schneider Electric SE (Electrical Equipment)	459,468
7,777	TotalEnergies SE (Oil, Gas & Consumable Fuels)	503,150
8,158	Vinci SA (Construction & Engineering)	953,642
1	Vivendi SE (Media)	12

		19,283,834

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – 6.3%
1,665	Allianz SE (Insurance)	$ 547,650
31,388	BASF SE (Chemicals)	1,663,653
4,412	Bechtle AG (IT Services)	197,358
1,243	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	98,613
12,730	Daimler Truck Holding AG (Machinery)	477,978
22,464	Deutsche Post AG (Air Freight & Logistics)	1,002,044
26,780	Mercedes-Benz Group AG (Automobiles)	1,735,321
1,425	Nemetschek SE (Software)	148,114
550	Rheinmetall AG (Aerospace & Defense)	298,994
9,771	SAP SE (Software)	2,234,945
7,615	Siemens AG (Industrial Conglomerates)	1,540,574
4,920	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	295,498

		10,240,742

Hong Kong – 1.5%
74,600	AIA Group Ltd. (Insurance)	651,471
54,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	266,662
28,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	26,983
45,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	57,516
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	80
12,096	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	494,126
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	11,718
73,368	MTR Corp. Ltd. (Ground Transportation)	274,263
27,245	Sino Land Co. Ltd. (Real Estate Management & Development)	29,754
31,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	335,881
400	Swire Properties Ltd. (Real Estate Management & Development)	814
24,500	Techtronic Industries Co. Ltd. (Machinery)	365,746

		2,515,014

Ireland – 1.1%
18,470	CRH PLC (Construction Materials)	1,712,908

Israel – 0.2%
13,593	Bank Hapoalim BM (Banks)	136,244
96	CyberArk Software Ltd.* (Software)	27,995
6,559	ICL Group Ltd. (Chemicals)	27,918

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
2,910	Teva Pharmaceutical Industries Ltd.* (Pharmaceuticals)	$ 52,438
185	Wix.com Ltd.* (IT Services)	30,926

		275,521

Italy – 3.2%
274	Amplifon SpA (Health Care Providers & Services)	7,886
21,729	Banco BPM SpA (Banks)	146,811
6,411	Coca-Cola HBC AG (Beverages)	228,567
47,076	Enel SpA (Electric Utilities)	376,034
43,048	Eni SpA (Oil, Gas & Consumable Fuels)	655,084
512,701	Intesa Sanpaolo SpA (Banks)	2,194,716
37,491	Mediobanca Banca di Credito Finanziario SpA (Banks)	640,585
8,467	Moncler SpA (Textiles, Apparel & Luxury Goods)	538,303
6,836	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	386,823

		5,174,809

Japan – 22.0%
10,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	479,719
12,400	AGC, Inc. (Building Products)	402,382
4,800	Asahi Group Holdings Ltd. (Beverages)	62,913
4,200	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	73,892
16,600	Asahi Kasei Corp. (Chemicals)	125,851
24,200	Astellas Pharma, Inc. (Pharmaceuticals)	279,688
22,600	Bridgestone Corp. (Automobile Components)	872,764
31,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	1,040,754
8,200	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	397,463
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	38,921
16,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	551,640
600	Daikin Industries Ltd. (Building Products)	84,217
1,000	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	121,806
69,500	Daiwa Securities Group, Inc. (Capital Markets)	492,940
17,600	Denso Corp. (Automobile Components)	264,552
1,400	Disco Corp. (Semiconductors & Semiconductor Equipment)	368,799
4,800	Eisai Co. Ltd. (Pharmaceuticals)	178,920

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
23,700	FANUC Corp. (Machinery)	$ 696,079
600	Fast Retailing Co. Ltd. (Specialty Retail)	199,078
2,600	Fuji Electric Co. Ltd. (Electrical Equipment)	157,542
1,300	Hikari Tsushin, Inc. (Industrial Conglomerates)	289,535
1,916	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	244,510
6,500	Hitachi Construction Machinery Co. Ltd. (Machinery)	159,316
12,000	Hitachi Ltd. (Industrial Conglomerates)	318,208
13,900	Honda Motor Co. Ltd. (Automobiles)	148,401
2,900	Hoya Corp. (Health Care Equipment & Supplies)	401,660
8,600	Inpex Corp. (Oil, Gas & Consumable Fuels)	116,434
25,200	Isuzu Motors Ltd. (Automobiles)	343,606
27,500	ITOCHU Corp. (Trading Companies & Distributors)	1,482,114
14,600	Japan Post Insurance Co. Ltd. (Insurance)	268,146
16,400	Japan Tobacco, Inc. (Tobacco)	478,203
11,600	JFE Holdings, Inc. (Metals & Mining)	155,953
12,400	Kajima Corp. (Construction & Engineering)	232,416
6,700	Kansai Electric Power Co., Inc. (Electric Utilities)	111,038
1,700	Kao Corp. (Personal Products)	84,025
600	Keyence Corp. (Electronic Equipment, Instruments & Components)	287,557
32,500	Kirin Holdings Co. Ltd. (Beverages)	495,295
12,500	Komatsu Ltd. (Machinery)	349,934
600	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	100,036
9,700	M3, Inc. (Health Care Technology)	97,136
48,500	Marubeni Corp. (Trading Companies & Distributors)	801,309
8,400	Mitsubishi Chemical Group Corp. (Chemicals)	54,032
30,700	Mitsubishi Corp. (Trading Companies & Distributors)	637,941
5,500	Mitsubishi Electric Corp. (Electrical Equipment)	89,215
49,600	Mitsubishi HC Capital, Inc. (Financial Services)	352,265
11,800	Mitsubishi Heavy Industries Ltd. (Machinery)	176,339
104,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,071,014
24,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	541,210
11,800	Mitsui OSK Lines Ltd. (Marine Transportation)	408,523

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
37,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	$ 874,356
20,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	409,626
800	NIDEC Corp. (Electrical Equipment)	16,843
13,000	Nintendo Co. Ltd. (Entertainment)	694,868
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	7,616
463	Nippon Prologis REIT, Inc. (Industrial REITs)	793,089
22,201	Nippon Steel Corp. (Metals & Mining)	497,572
5,200	Nippon Yusen KK (Marine Transportation)	191,004
3,900	Nissan Chemical Corp. (Chemicals)	140,003
9,000	Nitto Denko Corp. (Chemicals)	151,454
9,400	Nomura Research Institute Ltd. (IT Services)	348,850
18,000	Obayashi Corp. (Construction & Engineering)	229,386
5,500	Obic Co. Ltd. (IT Services)	192,963
300	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	3,346
5,100	Olympus Corp. (Health Care Equipment & Supplies)	96,947
4,000	Otsuka Corp. (IT Services)	98,788
34,400	Panasonic Holdings Corp. (Household Durables)	302,195
9,800	Recruit Holdings Co. Ltd. (Professional Services)	595,373
5,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	74,015
20,300	Resona Holdings, Inc. (Banks)	142,244
13,900	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	257,131
7,600	Sekisui Chemical Co. Ltd. (Household Durables)	118,832
36,500	Sekisui House Ltd. (Household Durables)	1,013,448
4,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	72,277
3,600	SG Holdings Co. Ltd. (Air Freight & Logistics)	38,611
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	123,752
17,700	Shin-Etsu Chemical Co. Ltd. (Chemicals)	739,690
800	Shiseido Co. Ltd. (Personal Products)	21,757
1,364,000	SoftBank Corp. (Wireless Telecommunication Services)	1,780,825
3,700	SoftBank Group Corp. (Wireless Telecommunication Services)	219,470

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,100	Sompo Holdings, Inc. (Insurance)	$ 114,958
30,500	Sony Group Corp. (Household Durables)	592,541
11,800	Sumitomo Corp. (Trading Companies & Distributors)	264,981
45,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	980,727
10,800	Sysmex Corp. (Health Care Equipment & Supplies)	213,772
4,300	T&D Holdings, Inc. (Insurance)	75,812
41,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,187,120
15,000	TDK Corp. (Electronic Equipment, Instruments & Components)	191,615
4,800	Tokio Marine Holdings, Inc. (Insurance)	176,997
5,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	945,179
300	Tokyo Gas Co. Ltd. (Gas Utilities)	6,988
6,600	TOTO Ltd. (Building Products)	245,503
105,000	Toyota Motor Corp. (Automobiles)	1,887,271
4,100	Trend Micro, Inc. (Software)	243,439
66,400	USS Co. Ltd. (Specialty Retail)	630,267
1,000	West Japan Railway Co. (Ground Transportation)	18,991
300	Yamaha Corp. (Leisure Products)	2,594
24,500	Yamaha Motor Co. Ltd. (Automobiles)	220,650
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	2,278
900	Yaskawa Electric Corp. (Machinery)	31,506
7,500	ZOZO, Inc. (Specialty Retail)	272,472

		35,737,283

Macau* – 0.1%
90,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	227,654

Netherlands – 3.9%
1	Akzo Nobel NV (Chemicals)	71
414	Argenx SE* (Biotechnology)	223,846
600	ASM International NV (Semiconductors & Semiconductor Equipment)	395,856
3,852	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,204,324
17,546	ASR Nederland NV (Insurance)	860,146
1,017	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	129,709
42	Heineken NV (Beverages)	3,728
36,753	Koninklijke Philips NV* (Health Care Equipment & Supplies)	1,204,969
4,249	NN Group NV (Insurance)	212,008
238	Prosus NV (Broadline Retail)	10,401
2,508	Randstad NV (Professional Services)	124,613

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
1,068	Universal Music Group NV (Entertainment)	$ 27,940

		6,397,611

New Zealand – 0.9%
16,591	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	367,759
36,465	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	137,607
460,620	Spark New Zealand Ltd. (Diversified Telecommunication Services)	886,675

		1,392,041

Norway – 0.6%
4,968	Aker BP ASA (Oil, Gas & Consumable Fuels)	106,330
58	Gjensidige Forsikring ASA (Insurance)	1,085
20,044	Norsk Hydro ASA (Metals & Mining)	129,484
4,592	Salmar ASA (Food Products)	240,850
45,454	Telenor ASA (Diversified Telecommunication Services)	581,476

		1,059,225

Portugal – 0.1%
9,319	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	182,987

Singapore – 1.3%
1,500	City Developments Ltd. (Real Estate Management & Development)	6,284
23,700	DBS Group Holdings Ltd. (Banks)	701,859
27,900	Keppel Ltd. (Industrial Conglomerates)	143,313
511	Sea Ltd.* (Entertainment)	48,177
4,962	Seatrium Ltd.* (Machinery)	6,873
13,900	Singapore Exchange Ltd. (Capital Markets)	123,164
208,400	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	752,687
121,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	305,753

		2,088,110

Spain – 2.3%
3,623	Aena SME SA(a) (Transportation Infrastructure)	795,884
169	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	12,240
92,474	Enagas SA (Gas Utilities)	1,418,494
6,904	Endesa SA (Electric Utilities)	150,830
11,487	Industria de Diseno Textil SA (Specialty Retail)	680,334
4,107	Repsol SA (Oil, Gas & Consumable Fuels)	54,168

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
117,375	Telefonica SA (Diversified Telecommunication Services)	$ 574,208

		3,686,158

Sweden – 2.5%
11,084	Assa Abloy AB Class B (Building Products)	373,419
7,042	Atlas Copco AB Class A (Machinery)	136,477
40,761	Atlas Copco AB Class B (Machinery)	699,371
1,550	EQT AB (Capital Markets)	53,208
37,271	H & M Hennes & Mauritz AB Class B (Specialty Retail)	634,785
2,157	Investment AB Latour Class B (Industrial Conglomerates)	67,391
33,129	Nibe Industrier AB Class B (Building Products)	181,569
123,506	Tele2 AB Class B (Wireless Telecommunication Services)	1,397,307
139,600	Telia Co. AB (Diversified Telecommunication Services)	451,411

		3,994,938

Switzerland – 11.1%
6,863	ABB Ltd. (Electrical Equipment)	398,161
41,020	Adecco Group AG (Professional Services)	1,398,959
1,211	Bachem Holding AG (Life Sciences Tools & Services)	102,089
501	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	79,561
5,623	DSM-Firmenich AG (Chemicals)	776,014
713	Geberit AG (Building Products)	465,451
10,445	Holcim AG (Construction Materials)	1,022,908
1,578	Kuehne & Nagel International AG (Marine Transportation)	431,139
28,308	Nestle SA (Food Products)	2,844,739
22,119	Novartis AG (Pharmaceuticals)	2,546,832
468	Partners Group Holding AG (Capital Markets)	705,592
6,564	Roche Holding AG (Pharmaceuticals)	2,100,593
6,644	SGS SA (Professional Services)	741,877
5,513	SIG Group AG (Containers & Packaging)	122,912
1,110	Sika AG (Chemicals)	367,927
766	Sonova Holding AG (Health Care Equipment & Supplies)	275,910
2,265	Straumann Holding AG (Health Care Equipment & Supplies)	370,498
7,477	Swiss Re AG (Insurance)	1,034,663
662	VAT Group AG(a) (Machinery)	338,546
3,229	Zurich Insurance Group AG (Insurance)	1,950,831

		18,075,202

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – 0.2%
7,315	Experian PLC (Professional Services)	$ 385,278

United Kingdom – 14.7%
997	Anglo American PLC (Metals & Mining)	32,408
1,429	Ashtead Group PLC (Trading Companies & Distributors)	110,720
17,478	AstraZeneca PLC (Pharmaceuticals)	1,361,711
55,060	BAE Systems PLC (Aerospace & Defense)	914,110
2,733	BP PLC (Oil, Gas & Consumable Fuels)	85,789
15,806	British American Tobacco PLC (Tobacco)	576,256
4,415	Coca-Cola Europacific Partners PLC (Beverages)	347,681
13,945	Diageo PLC (Beverages)	487,097
74,513	Evraz PLC* (Metals & Mining)	—
31,029	GSK PLC (Pharmaceuticals)	1,268,466
228,322	HSBC Holdings PLC(b) (Banks)	3,235,539
17,297	Imperial Brands PLC (Tobacco)	503,153
379,782	M&G PLC (Financial Services)	1,053,460
46,586	National Grid PLC (Multi-Utilities)	643,958
55,810	Persimmon PLC (Household Durables)	1,228,147
149,885	Phoenix Group Holdings PLC (Insurance)	1,122,680
3,787	Reckitt Benckiser Group PLC (Household Products)	231,705
17,073	RELX PLC (Professional Services)	806,124
1,647	Rentokil Initial PLC (Commerical Services & Supplies)	41,060
32,916	Rio Tinto PLC (Metals & Mining)	2,342,632
19	Rolls-Royce Holdings PLC* (Aerospace & Defense)	134
15,392	Segro PLC (Industrial REITs)	180,402
82,070	Shell PLC (Oil, Gas & Consumable Fuels)	2,665,145
44,439	SSE PLC (Electric Utilities)	1,120,058
9,343	St. James’s Place PLC (Capital Markets)	91,786
153,062	Taylor Wimpey PLC (Household Durables)	336,688
32,698	Unilever PLC (Personal Products)	2,123,429
94,560	Vodafone Group PLC (Wireless Telecommunication Services)	947,491

		23,857,829

TOTAL COMMON STOCKS (Cost $119,040,259)		$158,711,820

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – 1.1%
Germany – 1.1%
Bayerische Motoren Werke AG (Automobiles)
17,214	8.119%	$ 1,428,542
Sartorius AG (Life Sciences Tools & Services)
423	0.295	118,939
Volkswagen AG (Automobiles)
1,650	9.561	175,250

TOTAL PREFERRED STOCKS (Cost $1,572,564)		$ 1,722,731

Investment Company(c) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
772,054	4.854%	$ 772,054
(Cost $772,054)

Securities Lending Reinvestment Vehicle(c) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
852,065	4.854%	$ 852,065
(Cost $852,065)

TOTAL INVESTMENTS – 99.8% (Cost $122,236,942)		$162,058,670

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		328,540

NET ASSETS – 100.0%		$162,387,210

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

SECTOR ALLOCATION AS OF SEPTEMBER 30, 2024
Sector	% of Total Market Value
Financials	21.4%
Industrials	16.9
Health Care	12.6
Consumer Discretionary	11.2
Materials	8.1
Information Technology	7.7
Consumer Staples	7.5
Communication Services	5.0
Utilities	4.2
Energy	3.5
Real Estate	1.4
Investment Company	0.5
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	23	12/20/24	$1,287,803	$42,622
FTSE 100 Index	4	12/20/24	443,252	(2,794)
Hang Seng Index	1	10/30/24	136,856	18,874
MSCI Singapore Index	2	10/29/24	53,437	(26)
S&P 200 Index	1	12/19/24	143,559	2,055
TOPIX Futures	4	12/12/24	736,824	32,040

TOTAL FUTURES CONTRACTS				$92,771

WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$ 5,025.00	12/20/2024	(681)	$(342,202,500)	$(1,102,969)	$(685,088)	$(417,881)
FTSE 100 Index	8,450.00	12/20/2024	(99)	(83,655,000)	(133,020)	(157,576)	24,556
Nikkei 225 Index	37,250.00	12/13/2024	(59)	(219,775,000)	(841,538)	(530,843)	(310,695)

Total written option contracts			(839)	$(645,632,500)	$(2,077,527)	$(1,373,507)	$(704,020)

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 100.4%
Aerospace & Defense – 2.1%
55,900	General Dynamics Corp.	$ 16,892,980
82,900	General Electric Co.	15,633,282
124,677	RTX Corp.	15,105,865
17,900	TransDigm Group, Inc.	25,545,627

		73,177,754

Air Freight & Logistics – 0.7%
169,344	United Parcel Service, Inc. Class B	23,088,361

Automobile Components – 0.1%
23,300	Lear Corp.	2,543,195
6,100	QuantumScape Corp.*(a)	35,075

		2,578,270

Automobiles* – 1.5%
11,500	Lucid Group, Inc.(a)	40,595
203,233	Tesla, Inc.	53,171,850

		53,212,445

Banks – 3.2%
148,200	Citigroup, Inc.	9,277,320
156,029	Columbia Banking System, Inc.	4,073,917
6,300	Cullen/Frost Bankers, Inc.	704,718
7,300	First Hawaiian, Inc.	168,995
80,500	First Horizon Corp.	1,250,165
66,000	FNB Corp.	931,260
198,906	JPMorgan Chase & Co.(b)	41,941,319
1,092,000	KeyCorp	18,291,000
87,800	PNC Financial Services Group, Inc.	16,229,830
391,400	U.S. Bancorp	17,898,722
600	Webster Financial Corp.	27,966

		110,795,212

Beverages – 1.6%
459,070	Coca-Cola Co.	32,988,770
133,851	PepsiCo, Inc.	22,761,363

		55,750,133

Biotechnology – 1.9%
185,986	AbbVie, Inc.	36,728,515
40,661	Amgen, Inc.	13,101,381
212,595	Gilead Sciences, Inc.	17,823,965
3,600	Mirati Therapeutics, Inc.*(c)	2,520
1,742	Natera, Inc.*	221,147
974	Sarepta Therapeutics, Inc.*	121,643

		67,999,171

Broadline Retail* – 3.5%
651,068	Amazon.com, Inc.	121,313,501
718	MercadoLibre, Inc.	1,473,307

		122,786,808

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.0%
1,800	Advanced Drainage Systems, Inc.	$ 282,888
200	Lennox International, Inc.	120,858

		403,746

Capital Markets – 3.3%
94,300	ARES Management Corp. Class A	14,695,712
18,800	BlackRock, Inc.	17,850,788
117,600	Blackstone, Inc.	18,008,088
83,600	Blue Owl Capital, Inc.	1,618,496
23,400	Carlyle Group, Inc.	1,007,604
4,700	Evercore, Inc. Class A	1,190,698
665,000	Franklin Resources, Inc.	13,399,750
296,700	Janus Henderson Group PLC	11,295,369
44,700	Jefferies Financial Group, Inc.	2,751,285
197,474	Morgan Stanley	20,584,690
4,125	Robinhood Markets, Inc. Class A*	96,607
119,500	T. Rowe Price Group, Inc.	13,017,135

		115,516,222

Chemicals – 1.5%
524,303	Dow, Inc.	28,642,673
67,001	Huntsman Corp.	1,621,424
231,600	LyondellBasell Industries NV Class A	22,210,440

		52,474,537

Commerical Services & Supplies – 0.0%
600	MSA Safety, Inc.	106,404
1	Vestis Corp.	15

		106,419

Communications Equipment – 0.9%
561,393	Cisco Systems, Inc.	29,877,335

Construction & Engineering – 0.1%
50,500	MDU Resources Group, Inc.	1,384,205
1,200	Valmont Industries, Inc.	347,940

		1,732,145

Consumer Finance – 0.0%
5,600	OneMain Holdings, Inc.	263,592
17,600	SLM Corp.	402,512
18,700	SoFi Technologies, Inc.*	146,982

		813,086

Consumer Staples Distribution & Retail – 1.7%
27,170	Costco Wholesale Corp.	24,086,748
85,400	Target Corp.	13,310,444
268,489	Walmart, Inc.	21,680,487

		59,077,679

Containers & Packaging – 0.9%
1,466,600	Amcor PLC	16,616,578

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – (continued)
60,800	Packaging Corp. of America	$ 13,096,320
44,400	Sonoco Products Co.	2,425,572

		32,138,470

Diversified Consumer Services – 0.1%
19,672	ADT, Inc.	142,229
24,800	H&R Block, Inc.	1,576,040

		1,718,269

Diversified REITs – 0.0%
7,100	WP Carey, Inc.	442,330

Diversified Telecommunication Services – 1.7%
1,201,324	AT&T, Inc.	26,429,128
772,410	Verizon Communications, Inc.(b)	34,688,933

		61,118,061

Electric Utilities – 2.0%
12,600	Avangrid, Inc.	450,954
272,900	Duke Energy Corp.	31,465,370
193,000	OGE Energy Corp.	7,916,860
330,301	Southern Co.	29,786,544

		69,619,728

Electrical Equipment – 0.8%
87,562	Eaton Corp. PLC	29,021,549

Electronic Equipment, Instruments & Components – 0.1%
69,300	Avnet, Inc.	3,763,683

Entertainment* – 0.7%
33,917	Netflix, Inc.	24,056,311
12,228	ROBLOX Corp. Class A	541,211
3,980	Roku, Inc.	297,147

		24,894,669

Financial Services – 3.1%
17,776	Affirm Holdings, Inc.*	725,616
41,600	Apollo Global Management, Inc.	5,196,256
75,714	Berkshire Hathaway, Inc. Class B*	34,848,126
7,247	Block, Inc.*	486,491
110,700	Corebridge Financial, Inc.	3,228,012
142,600	Equitable Holdings, Inc.	5,993,478
48,675	Mastercard, Inc. Class A	24,035,715
3,800	Shift4 Payments, Inc. Class A*	336,680
110,513	Visa, Inc. Class A	30,385,550
426,999	Western Union Co.	5,094,098

		110,330,022

Food Products – 0.5%
78,000	Flowers Foods, Inc.	1,799,460
469,300	Kraft Heinz Co.	16,477,123

		18,276,583

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – 0.7%
100	Avis Budget Group, Inc.	$ 8,759
16,500	Ryder System, Inc.	2,405,700
82,561	Union Pacific Corp.	20,349,635

		22,764,094

Health Care Equipment & Supplies – 2.4%
183,505	Abbott Laboratories	20,921,405
32,602	Intuitive Surgical, Inc.*	16,016,384
323,253	Medtronic PLC	29,102,468
3,741	Penumbra, Inc.*	726,914
50,888	Stryker Corp.	18,383,799

		85,150,970

Health Care Providers & Services – 2.4%
29,636	Cigna Group	10,267,096
275,886	CVS Health Corp.	17,347,712
23,900	Elevance Health, Inc.	12,428,000
75,618	UnitedHealth Group, Inc.	44,212,332

		84,255,140

Health Care REITs – 0.6%
6,800	Healthcare Realty Trust, Inc.	123,420
5	Omega Healthcare Investors, Inc.	204
156,000	Welltower, Inc.	19,972,680

		20,096,304

Hotels, Restaurants & Leisure – 2.2%
32,254	Aramark	1,249,197
3,400	Booking Holdings, Inc.	14,321,208
74,100	Darden Restaurants, Inc.	12,162,033
1,400	DoorDash, Inc. Class A*	199,822
18,300	DraftKings, Inc. Class A*	717,360
20,919	Hyatt Hotels Corp. Class A	3,183,872
700	Marriott Vacations Worldwide Corp.	51,436
94,600	McDonald’s Corp.	28,806,646
171,833	Starbucks Corp.	16,751,999
8,000	Travel & Leisure Co.	368,640
5,400	Vail Resorts, Inc.	941,166

		78,753,379

Household Durables – 0.1%
60,800	Leggett & Platt, Inc.	828,096
12,600	Tempur Sealy International, Inc.	687,960
200	TopBuild Corp.*	81,362

		1,597,418

Household Products – 1.4%
65,662	Kimberly-Clark Corp.	9,342,389
230,598	Procter & Gamble Co.	39,939,574
26,100	Reynolds Consumer Products, Inc.	811,710

		50,093,673

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial REITs – 0.8%
9,200	First Industrial Realty Trust, Inc.	$ 515,016
186,400	Prologis, Inc.	23,538,592
82,100	Rexford Industrial Realty, Inc.	4,130,451

		28,184,059

Insurance – 2.3%
79,900	Allstate Corp.	15,153,035
10,300	American Financial Group, Inc.	1,386,380
8,800	Axis Capital Holdings Ltd.	700,568
32,300	CNA Financial Corp.	1,580,762
7,200	Erie Indemnity Co. Class A	3,886,704
131,858	Fidelity National Financial, Inc.	8,183,107
42,600	First American Financial Corp.	2,812,026
3,300	Hanover Insurance Group, Inc.	488,763
448,104	Old Republic International Corp.	15,871,844
240,053	Prudential Financial, Inc.	29,070,418
1,000	Reinsurance Group of America, Inc.	217,870
41,100	Unum Group	2,442,984

		81,794,461

Interactive Media & Services – 6.6%
165,599	Alphabet, Inc. Class C	27,686,497
644,753	Alphabet, Inc. Class A	106,932,285
1	Match Group, Inc.*	38
165,962	Meta Platforms, Inc. Class A	95,003,287
4,400	Pinterest, Inc. Class A*	142,428
38,200	Snap, Inc. Class A*	408,740

		230,173,275

IT Services – 1.6%
57,439	Accenture PLC Class A	20,303,538
13,500	Amdocs Ltd.	1,180,980
13,900	Cloudflare, Inc. Class A*	1,124,371
140,578	International Business Machines Corp.	31,078,984
3	Kyndryl Holdings, Inc.*	69
5,688	MongoDB, Inc.*	1,537,751
5,724	Okta, Inc.*	425,522
4,700	Snowflake, Inc. Class A*	539,842

		56,191,057

Leisure Products – 0.0%
9,300	Brunswick Corp.	779,526

Life Sciences Tools & Services – 0.7%
13,952	10X Genomics, Inc. Class A*	315,036
4,482	Azenta, Inc.*	217,108
8,900	Bruker Corp.	614,634
75,125	Danaher Corp.	20,886,253
21,400	Repligen Corp.*	3,184,748

		25,217,779

Shares	Description	Value

Common Stocks – (continued)
Machinery – 1.4%
59,305	Caterpillar, Inc.	$ 23,195,372
7,000	Flowserve Corp.	361,830
98,980	Illinois Tool Works, Inc.	25,939,688
1,600	Lincoln Electric Holdings, Inc.	307,232

		49,804,122

Media – 0.8%
409,500	Interpublic Group of Cos., Inc.	12,952,485
127,400	Omnicom Group, Inc.	13,171,886
3,500	Trade Desk, Inc. Class A*	383,775

		26,508,146

Metals & Mining – 0.3%
83,500	Newmont Corp.	4,463,075
58,715	Southern Copper Corp.	6,791,564

		11,254,639

Multi-Utilities – 0.7%
443,444	Dominion Energy, Inc.	25,626,629

Office REITs – 0.0%
2	NET Lease Office Properties	61

Oil, Gas & Consumable Fuels – 4.1%
173,017	Chevron Corp.	25,480,213
68,000	Diamondback Energy, Inc.	11,723,200
5,200	DT Midstream, Inc.	409,032
368,944	Exxon Mobil Corp.	43,247,616
1,328,800	Kinder Morgan, Inc.	29,353,192
159,300	ONEOK, Inc.	14,517,009
1	Vitesse Energy, Inc.	24
446,600	Williams Cos., Inc.	20,387,290

		145,117,576

Paper & Forest Products – 0.0%
7	Sylvamo Corp.	601

Personal Products – 0.4%
610,416	Kenvue, Inc.	14,118,922

Pharmaceuticals – 4.5%
364,634	Bristol-Myers Squibb Co.	18,866,163
56,933	Eli Lilly & Co.	50,439,222
226,743	Johnson & Johnson	36,745,971
196,099	Merck & Co., Inc.	22,269,002
7	Organon & Co.	134
1,053,802	Pfizer, Inc.	30,497,030
5	Viatris, Inc.	58

		158,817,580

Professional Services – 1.3%
62,585	Automatic Data Processing, Inc.	17,319,147
20,933	Booz Allen Hamilton Holding Corp.	3,407,055
31,800	ManpowerGroup, Inc.	2,337,936

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
172,600	Paychex, Inc.	$ 23,161,194

		46,225,332

Residential REITs – 0.2%
189,690	American Homes 4 Rent Class A	7,282,199
1,193	Sun Communities, Inc.	161,234

		7,443,433

Retail REITs – 0.0%
14,300	Brixmor Property Group, Inc.	398,398
8,300	NNN REIT, Inc.	402,467
1	Realty Income Corp.	63

		800,928

Semiconductors & Semiconductor Equipment – 11.7%
129,393	Advanced Micro Devices, Inc.*	21,230,803
70,600	Analog Devices, Inc.	16,250,002
78,200	Applied Materials, Inc.	15,800,310
362,260	Broadcom, Inc.	62,489,850
313,408	Intel Corp.	7,352,552
13,353	Lam Research Corp.	10,897,116
1,759	Marvell Technology, Inc.	126,859
84,000	Micron Technology, Inc.	8,711,640
1,828,700	NVIDIA Corp.	222,077,328
104,697	QUALCOMM, Inc.	17,803,725
129,550	Texas Instruments, Inc.	26,761,144

		409,501,329

Software – 10.1%
31,273	Adobe, Inc.*	16,192,534
400	AppLovin Corp. Class A*	52,220
9,800	Atlassian Corp. Class A*	1,556,338
8,400	Bill Holdings, Inc.*	443,184
18,633	Confluent, Inc. Class A*	379,741
24,400	Crowdstrike Holdings, Inc. Class A*	6,843,468
21,900	Datadog, Inc. Class A*	2,519,814
6,000	Elastic NV*	460,560
4,900	Five9, Inc.*	140,777
7,600	HubSpot, Inc.*	4,040,160
29,220	Intuit, Inc.	18,145,620
555,421	Microsoft Corp.(b)	238,997,656
3,000	nCino, Inc.*	94,770
109,976	Oracle Corp.	18,739,910
54,000	Palantir Technologies, Inc. Class A*	2,008,800
82,080	Salesforce, Inc.	22,466,117
14,136	SentinelOne, Inc. Class A*	338,133
18,462	ServiceNow, Inc.*	16,512,228
23,400	Smartsheet, Inc. Class A*	1,295,424
33,972	Unity Software, Inc.*	768,447
13,100	Zscaler, Inc.*	2,239,314

		354,235,215

Shares	Description	Value

Common Stocks – (continued)
Specialized REITs – 0.5%
17,100	CubeSmart	$ 920,493
14,400	Equinix, Inc.	12,781,872
41,400	Gaming & Leisure Properties, Inc.	2,130,030
3,100	Rayonier, Inc.	99,758

		15,932,153

Specialty Retail – 2.3%
18,100	Dick’s Sporting Goods, Inc.	3,777,470
13,400	Gap, Inc.	295,470
99,276	Home Depot, Inc.	40,226,635
61,599	Lowe’s Cos., Inc.	16,684,089
9,000	Penske Automotive Group, Inc.	1,461,780
144,800	TJX Cos., Inc.	17,019,792
1,400	Wayfair, Inc. Class A*	78,652
4,400	Williams-Sonoma, Inc.	681,648

		80,225,536

Technology Hardware, Storage & Peripherals – 6.9%
1,020,380	Apple, Inc.	237,748,540
28,900	Dell Technologies, Inc. Class C	3,425,806

		241,174,346

Textiles, Apparel & Luxury Goods – 0.0%
16,200	Carter’s, Inc.	1,052,676
2	Kontoor Brands, Inc.	164

		1,052,840

Tobacco – 0.6%
442,492	Altria Group, Inc.	22,584,792

Trading Companies & Distributors – 0.8%
209,100	Fastenal Co.	14,933,922
78,500	MSC Industrial Direct Co., Inc. Class A	6,755,710
10,499	Watsco, Inc.	5,164,248

		26,853,880

TOTAL COMMON STOCKS (Cost $2,266,394,767)		$3,523,041,882

Shares	Dividend Rate	Value

Investment Company(d) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
26,253,330	4.854%	$ 26,253,330
(Cost $26,253,330)

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
40,875	4.854%	$ 40,875
(Cost $40,875)

TOTAL INVESTMENTS – 101.1% (Cost $2,292,688,972)		$3,549,336,087

OTHER ASSETS IN EXCESS OF LIABILITIES – (1.1)%		(38,850,760)

NET ASSETS – 100.0%		$3,510,485,327

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Represents an Affiliated Issuer.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	66	12/20/24	$19,187,025	$407,527

WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,650.00	10/31/2024	(786)	$(444,090,000)	$(13,892,550)	$(8,997,931)	$(4,894,619)
S&P 500 Index	5,715.00	11/29/2024	(806)	(460,629,000)	(15,201,160)	(11,201,788)	(3,999,372)
S&P 500 Index	5,845.00	12/31/2024	(797)	(465,846,500)	(11,475,007)	(11,475,007)	—

Total written option contracts			(2,389)	$(1,370,565,500)	$(40,568,717)	$(31,674,726)	$(8,893,991)

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options Contracts — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2024:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$111,359	$40,758,519	$—
Australia and Oceania	1,024,282	13,466,543	—
Europe	14,752,152	88,481,554	—
North America	59,895	57,516	—
Preferred Stocks	—	1,722,731	—
Securities Lending Reinvestment Vehicle	852,065	—	—
Investment Company	772,054	—	—

Total	$17,571,807	$144,486,863	$—

Derivative Type

Assets(b)
Futures Contracts	$95,591	$—	$—

Liabilities
Futures Contracts(b)	$(2,820)	$—	$—
Written Option Contracts	(2,077,527)	—	—

Total	$(2,080,347)	$—	$—

U.S. EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$107,810,868	$—	$—
North America	3,415,228,494	—	2,520
Securities Lending Reinvestment Vehicle	40,875	—	—
Investment Company	26,253,330	—	—

Total	$3,549,333,567	$—	$2,520

Derivative Type

Assets(b)
Futures Contracts	$407,527	$—	$—

Liabilities
Written Option Contracts	$(40,568,717)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds invest Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.